Investments in Unconsolidated Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Equity Method Investments And Joint Ventures [Abstract]
Investments in Unconsolidated Affiliates

The following table summarizes our investments in unconsolidated affiliates:

		Carrying Value as of
	Percentage Ownership	December 31, 2012	December 31, 2011
		(Millions)
Discovery Producer Services LLC	40%	$223	$107
Texas Express Pipeline	10%	41	—
Mont Belvieu Enterprise Fractionator	12.5%	19	—
Mont Belvieu 1 Fractionator	20%	14	—
CrossPoint Pipeline, LLC	50%	6	—
Other	various	1	1

Total investments in unconsolidated affiliates		$304	$108

Earnings from Investments in Unconsolidated Affiliates

Earnings from investments in unconsolidated affiliates were as follows:

	Year Ended December 31,
	2012	2011	2010
	(Millions)
Discovery Producer Services LLC	$15	$23	$23
Mont Belvieu Enterprise Fractionator	5	—	—
Mont Belvieu 1 Fractionator	6	—	—
CrossPoint Pipeline, LLC	—	—	—
Other (a)	—	—	—

Total earnings from unconsolidated affiliates	$26	$23	$23

(a)	On July 27, 2010, we acquired an additional 5% interest in Black Lake from DCP Midstream, LLC in a transaction among entities under common control, and on July 30, 2010, we acquired an additional 50% interest in Black Lake from an affiliate of BP PLC, bringing our ownership interest in Black Lake to 100%. Prior to our acquisition of an additional 50% interest in Black Lake, we accounted for Black Lake under the equity method of accounting. Subsequent to this transaction we account for Black Lake as a consolidated subsidiary and accordingly, earnings from unconsolidated affiliates excludes the results of Black Lake since July 30, 2010.

Equity Method Investment Summarized Financial Information, Statement of Operations

The following summarizes combined financial information of our investments in unconsolidated affiliates:

	Year Ended December 31,
	2012	2011	2010 (a)
	(Millions)
Statements of operations:
Operating revenue	$293	$213	$212
Operating expenses	$190	$163	$160
Net income	$103	$50	$50

(a)	The combined financial information includes the results of Black Lake through July 30, 2010.

Equity Method Investment Summarized Financial Information, Balance Sheet

	December 31,
	2012	2011
	(Millions)
Balance sheet:
Current assets	$129	$38
Long-term assets	1,288	364
Current liabilities	(75)	(20)
Long-term liabilities	(43)	(29)

Net assets	$1,299	$353